Intangibles (Details) - Schedule of intangible assets - Ambulnz, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 10,727,961	$ 8,375,853
Additions	2,154,745	2,352,108
Accumulated Amortization	(2,208,600)	(757,385)
Accumulated Amortization	$ 10,674,106	$ 9,970,576
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	15 years	15 years
Gross Carrying Amount	$ 17,197	$ 9,630
Additions	6,185	7,567
Accumulated Amortization	(4,107)	(2,783)
Accumulated Amortization	$ 19,275	$ 14,414
Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years	5 years
Gross Carrying Amount	$ 279,249	$ 258,901
Additions	14,899	20,348
Accumulated Amortization	(161,332)	(103,120)
Accumulated Amortization	132,816	176,129
Operating licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,175,514	7,462,210
Additions	200,000	713,304
Accumulated Amortization
Accumulated Amortization	$ 8,375,514	$ 8,175,514
Estimated Useful Life (Years)	Indefinite	Indefinite
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,256,001	$ 645,112
Additions	1,933,661	1,610,889
Accumulated Amortization	(2,043,161)	(651,482)
Accumulated Amortization	$ 2,146,501	$ 1,604,519
Internally developed software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	4 years	4 years
Internally developed software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years	5 years